Equity	6 Months Ended
Jun. 30, 2021
Equity [Abstract]
Equity

NOTE 8:-EQUITY

 On May 19, 2021, the Company entered into an agreement with its shareholders according to which the shareholders of Preferred A-1 shares will automatically convert their shares into Ordinary shares in the event of an IPO. The conversion ratio will be determined by dividing the Preferred A-1 shares original issue price by the price per share as determined in the IPO. This agreement was approved by the BOD of the Company on May 31, 2021.